Annual Fund Operating Expenses - Mid Cap Value Fund - Mid Cap Value Fund Class	Apr. 30, 2021
Operating Expenses:
Management Fees	0.55%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.74%